Accounting policies (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Accounting Policies [Line Items]
Amortisation expense		£ 357	£ 437
Freehold Land Or Assets Classified As Held For Sale
Disclosure Of Accounting Policies [Line Items]
Property plant and equipment depreciation rates		0.00%
Global Software Solutions
Disclosure Of Accounting Policies [Line Items]
Reduction in annual amortization expense		£ 16
Bottom of range | - Property acquired (IAS 16)
Disclosure Of Accounting Policies [Line Items]
Property plant and equipment depreciation rates		2.50%
Bottom of range | Plant And Equipment
Disclosure Of Accounting Policies [Line Items]
Property plant and equipment depreciation rates		3.00%
Bottom of range | Computer software
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives		3 years
Top of range | - Property acquired (IAS 16)
Disclosure Of Accounting Policies [Line Items]
Property plant and equipment depreciation rates		4.00%
Top of range | Plant And Equipment
Disclosure Of Accounting Policies [Line Items]
Property plant and equipment depreciation rates		25.00%
Top of range | Brand names
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives		20 years
Top of range | Brand names | Forecast
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives	30 years
Top of range | Computer software
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives		5 years
Top of range | Global Software Solutions
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives		13 years